Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Aug. 13, 2022	Jul. 21, 2022	Sep. 22, 2005	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 26, 2021
Stock-Based Compensation (Details) [Line Items]
Vested in period			4 years
Exercisable period			10 years
Voting power percentage			10.00%
Incentive stock options granted period			5 years
Stock options exercised				6,305,365	1,457,517
Total cash shares exercises				4,956,468	371,527
Proceeds common stock (in Dollars)				$ 2.9	$ 0.3
Cashless exercises shares				1,348,897	1,085,990
Cashless exercises net shares				1,059,240	1,048,298
Total intrinsic value of stock options exercised (in Dollars)				$ 24.3	$ 24.2	$ 0.0
Selling, general and administrative expenses (in Dollars)				3.2	3.2	$ 1.6
Unrecognized compensation costs (in Dollars)				$ 4.6	$ 7.8
Weighted average remaining vesting term				1 year 5 months 15 days	2 years 5 months 15 days	3 years 5 months 15 days
Maximum common stock issue							7,374,900
Granted restricted stock units				285,000	7,040,998
Service period				4 years
Performance-based vesting restricted stock units	5,560,780
PRSUs granted shares				1,386,445
Performance period				4 years
Compensation expense for restricted shares (in Dollars)				$ 30.8	$ 3.1
Unrecognized compensation costs related to restricted stock units (in Dollars)				$ 82.9
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price range (in Dollars per share)				$ 0.55	$ 0.44
Increasing the maximum shares		7,374,900
Performance goals percentage				0.00%
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price range (in Dollars per share)				$ 0.73	$ 0.73
Increasing the maximum shares		16,374,900
Performance goals percentage				100.00%
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock shares			82,952,149